Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Operations and Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating loss:
Selling and marketing expenses	¥ (83,454)	$ (11,934)	¥ (14,075)	¥ (16,789)
General and administrative expenses	(73,513)	(10,513)	(12,279)	(15,428)
Research and development expenses	(56,290)	(8,049)	(4,464)	(5,478)
Loss before income tax expense	(172,762)	(24,705)	4,804	(4,004)
Income tax expenses	(510)	(73)	972	(2,368)
Net loss	(173,473)	$ (24,807)	5,542	(6,209)
Parent Company [Member]
Operating loss:
Selling and marketing expenses	(47,854)
General and administrative expenses	(49,546)
Research and development expenses	(52,109)
Financial expenses, net	(10)
Equity in loss of subsidiaries	(23,954)		5,542	(6,209)
Loss before income tax expense	(173,473)		5,542	(6,209)
Income tax expenses
Net loss	¥ (173,473)		¥ 5,542	¥ (6,209)